Non-current trade receivables and other non-current assets - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 2,135	€ 2,117
Net investment in Lease	64	195
Mesoblast licence agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 2,071	€ 1,923